Summary of Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2024
Minimum
Goodwill and Intangible Assets
Estimated useful life	3 years
Maximum
Goodwill and Intangible Assets
Estimated useful life	25 years
Weighted average
Goodwill and Intangible Assets
Estimated useful life	12 years
Internally used software | Minimum
Goodwill and Intangible Assets
Estimated useful life	3 years
Internally used software | Maximum
Goodwill and Intangible Assets
Estimated useful life	5 years